Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Payables [Abstract]
Disclosure of detailed information of other payables explanatory
	December 31 2024	December 31 2023
	USD in thousands	USD in thousands
Accrued expenses	14,214	10,489
Provision for construction completion cost	46,178	42,475
Liabilities to employees and other liabilities for salaries	15,340	20,850
Government institutions	13,845	13,642
Payables in respect of purchase transaction	11,829	10,428
Interest payable in respect of debentures	4,321	3,541
Interest payable in respect of loans	1,830	1,949
Others	268	248

	107,825	103,622